RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

Balance outstanding of related parties:

Name of Party	Receivable / Payable	March 31, 2025	December 31, 2024
Mike Rugen	Payable (reimbursable business expenses)	$2,851	$1,354
Will Gray	Payable (reimbursable business expenses)	12,688	—
Total	Payable	$15,539	$1,354

NOTE 9. RELATED PARTY TRANSACTIONS

Balance outstanding of related parties:

Name of Party	Receivable / Payable	December 31, 2024	December 31, 2023
Will Gray	Payable (note)	$—	$170,000
Will Gray	Payable (expenses)	—	6,464
Mike Rugen	Payable (consulting fees and expenses)	1,354	21,115
Joel Solis	Payable (note)	—	175,000
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	—	393,072
Tall City Well Service	Payable (field operations)	—	120,462
Total	Payable	$1,354	$886,113

On December 28, 2023, the Company entered into a series of agreements with E. Will Gray II, the Company’s CEO and Director. One agreement had an effective date of March 29, 2023, and acknowledges the Company’s receipt from Mr. Gray of $45,000. The Company promised to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. Another agreement had an effective date of April 19, 2023, and acknowledges the Company’s receipt from Mr. Gray of $35,000. The Company promised to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. The final agreement had an effective date of December 22, 2023, and acknowledges the Company’s receipt from Mr. Gray of $90,000. The company promised to pay Mr. Gray the full amount on or before the earlier of (i) February 15, 2024, or (ii) the closing of the Company’s business combination with Roth CH Acquisitions V Co. On August 5, 2024, the Company repaid $47,500 and on September 26, 2024, the Company repaid an additional $47,500, and on December 10, 2024, the Company repaid $75,000 which represented the balance of the amounts due to Mr. Gray.

The Company received $50,000 on January 22, 2024 from Adrian Beeston, an investor, and received $150,000 on January 30, 2024 from Joel Solis, the Company’s former Chairman of the Board. These loans bear no interest and shall be repaid by the Company no later than April 1, 2024. On February 29, 2024 the Company repaid $150,000 due to Mr. Solis. On September 26, 2024, the Company repaid $25,000 of the amount due to Mr. Beeston.

On March 5, 2024, the Company entered into an agreement with Joel G. Solis, the Company’s former Chairman and Director. This agreement acknowledges the Company’s receipt from Mr. Solis of $50,000 on February 9, 2023, $45,000 on February 14, 2023, $20,000

on February 17, 2023, and $60,000 on February 27, 2023 (the “Loans”). The Loans bear no interest and shall be repaid by no later than June 30, 2024. On August 1, 2024, the Company repaid $70,000 and on September 26, 2024, the Company repaid the remaining $105,000 due to Mr. Solis.

On May 14, 2024, Adrian Beeston contributed $27,500 to the Company. This payment was contributed as part of the Bridge Financing Debentures process. (See NOTE 7. NOTES PAYABLE) As a result of the Business Combination, the balance due to Adrian Beeston of $27,500 was repaid.

In June 2024, the Company assigned interest in certain properties located in Chaves County, New Mexico to Earnest Producing Corporation, an entity controlled by Joel Solis, the Company’s chairman. The properties assigned were valued at $166,449, the fair market value on the effective date of the assignment. The Company determined fair market value using various economic parameters including annual cash flows, discounted future net revenues, and return on investment. This transaction is compensation for Mr. Solis’ past contributions to the Company and for Mr. Solis not continuing as a director at the consummation of the Business Combination.

In July 2024, Tall City Well Service Co., LP (“Tall City”), a Company controlled by Joel Solis, entered into a Standby Retainer, Consulting and Services Agreement and a 10% Secured Convertible Debenture with the Company. As a result of the Business Combination, the 10% Secured Convertible Debenture was repaid.